UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2008

	Shares	Market Value
SHORT TERM INVESTMENTS - 100.13%
Dreyfus Government Cash
Management - Institutional Class, 1.73%+	2,125,733	$ 2,125,733
Fidelity Institutional Government
Portfolio - Class I, 2.02%+	2,125,733	2,125,733
Goldman Sachs Financial Square Funds
Government Fund - Institutional Class, 2.04%+	2,125,733	2,125,733
JP Morgan U.S. Government
Money Market Fund - Capital Class, 2.14+	2,125,733	2,125,733
Milestone Treasury Obligation
Portfolio - Institutional Class, 0.96%+	2,125,733	2,125,733
ProFunds Money Market
Investors Class, 1.69%	1,162,638	1,162,638
TOTAL SHORT TERM INVESTMENTS		11,791,303
(Cost $11,791,303)

TOTAL INVESTMENTS (Cost $11,791,303)- 100.13%		11,791,303
Liabilities in Excess of Other Assets- (0.13)%		(14,721)
NET ASSETS- 100.00%		$ 11,776,582
_________
+ Reflects yield at September 30, 2008.

At September 30, 2008, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ -
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		-
Net unrealized appreciation		$ -

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2008

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices	0	0
Level 2 - Other Significant Observable Inputs	11,791,303	0
Level 3 - Significant Unobservable Inputs	0	0
Total	11,791,303	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Changing Parameters Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/28/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/28/08